SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Disclosure of Operating Segments

FOR THE YEAR ENDED DECEMBER 31, 2022 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,872	$2,431	$1,661	$607	$—	$6,571	$(2,470)	$10,326	$14,427
Costs attributed to revenues(3)	(771)	(1,349)	(724)	(262)	—	(3,106)	1,241	(6,487)	(8,352)
General and administrative costs	—	—	—	—	(433)	(433)	—	—	(433)
Other (expense) income	(86)	(6)	(3)	7	134	46	29	(313)	(238)
Interest expense	(276)	(282)	(191)	(113)	(129)	(991)	314	(1,178)	(1,855)
FFO	739	794	743	239	(428)	2,087
Depreciation and amortization						(1,282)	507	(1,383)	(2,158)
Deferred taxes						(113)	(15)	42	(86)
Mark-to-market on hedging items and other						(285)	382	(39)	58
Share of earnings from associates						—	12	—	12
Net income attributable to non-controlling interest						—	—	(968)	(968)
Net income attributable to partnership(4)						$407	$—	$—	$407

FOR THE YEAR ENDED DECEMBER 31, 2021 US$ MILLIONS	Total attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)
	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,623	$2,062	$990	$606	$—	$5,281	$(1,976)	$8,232	$11,537
Costs attributed to revenues(3)	(681)	(1,094)	(378)	(271)	—	(2,424)	964	(4,751)	(6,211)
General and administrative costs	—	—	—	—	(406)	(406)	—	—	(406)
Other (expense) income	(64)	(8)	(4)	7	106	37	9	(256)	(210)
Interest expense	(173)	(259)	(116)	(104)	(103)	(755)	258	(971)	(1,468)
FFO	705	701	492	238	(403)	1,733
Depreciation and amortization						(1,144)	480	(1,372)	(2,036)
Deferred taxes						(168)	(10)	(62)	(240)
Mark-to-market on hedging items and other						672	187	806	1,665
Share of earnings from associates						—	88	—	88
Net income attributable to non-controlling interest						—	—	(1,626)	(1,626)
Net income attributable to partnership(4)						$1,093	$—	$—	$1,093

FOR THE YEAR ENDED DECEMBER 31, 2020 US$ MILLIONS	Total attributable to Brookfield Infrastructure						Contribution from investments in associates	Attributable to non- controlling interest	As per IFRS financials(1)

	Utilities	Transport	Midstream	Data	Corporate	Total
Revenues(2)	$1,434	$1,573	$572	$519	$—	$4,098	$(1,379)	$6,166	$8,885
Costs attributed to revenues(3)	(580)	(767)	(193)	(253)	—	(1,793)	600	(3,650)	(4,843)
General and administrative costs	—	—	—	—	(312)	(312)	—	—	(312)
Other (expense) income	(43)	(2)	3	(1)	127	84	17	(188)	(87)
Interest expense	(152)	(214)	(93)	(69)	(95)	(623)	177	(733)	(1,179)
FFO	659	590	289	196	(280)	1,454
Depreciation and amortization						(1,034)	471	(1,142)	(1,705)
Deferred taxes						3	(65)	8	(54)
Mark-to-market on hedging items and other						(29)	48	49	68
Share of losses from associates						—	131	—	131
Net income attributable to non-controlling interest						—	—	(510)	(510)
Net income attributable to partnership(4)						$394	$—	$—	$394

(1)The above table reconciles Brookfield Infrastructure’s share of results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
(2)Revenues on a consolidated basis were $5,238 million (2021: $4,622 million, 2020: $4,083 million) from our utilities segment, $3,533 million (2021: $3,497 million, 2020: $3,449 million) from our transport segment, $3,957 million (2021: $1,829 million, 2020: $643 million) from our midstream segment and $1,699 million (2021: $1,589 million, 2020: $710 million) from our data segment.
(3)Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 24, Direct Operating Costs, for further details.
(4)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$7,337	$8,333	$9,747	$4,002	$(1,208)	$28,211	$(5,434)	$41,327	$8,865	$72,969

	Total Attributable to Brookfield Infrastructure
							Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
AS AT DECEMBER 31, 2021 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Brookfield Infrastructure
Total assets	$6,184	$8,601	$10,378	$3,405	$(1,471)	$27,097	$(4,825)	$42,415	$9,274	$73,961

(1)The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

Revenue and Assets by Geographical Region
Substantially all of our partnership’s revenues are recognized over time as services are rendered. The following table disaggregates revenues by geographical region.

US$ MILLIONS	2022	2021	2020
Canada	$4,438	$2,423	$1,461
United States	2,840	2,644	2,279
India	1,878	1,717	740
United Kingdom	1,604	1,511	1,305
Brazil	1,538	1,164	981
Colombia	900	862	799
Australia	666	617	916
New Zealand	112	121	85
Peru	111	96	81
Chile	—	138	117
Other	340	244	121
	$14,427	$11,537	$8,885

US$ MILLIONS	2022	2021
Canada	$22,711	$23,324
United States	13,384	12,382
India	9,269	10,836
United Kingdom	8,092	8,831
Brazil	4,476	5,840
Australia	4,290	3,688
Europe	1,351	1,467
Peru	1,202	1,132
Colombia	989	1,061
New Zealand	338	287
Other	181	217
	$66,283	$69,065